Schedule of Stock Warrants Outstanding (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
Number of warrants, Outstanding	13,411,582	14,254,813	2,256,070
Weighted average exercise price, Outstanding	$ 0.17	$ 0.21	$ 1.07
Number of warrants, Issued	1,813,346	566,787	11,998,743
Weighted average exercise price, Issued		$ 0.11	$ 0.04
Number of warrants, Expired	(5,263)	(1,410,018)
Weighted average exercise price, Expired		$ 0.52
Number of warrants, Exercised
Weighted average exercise price, Exercised
Number of warrants, Outstanding	15,219,664	13,411,582	14,254,813
Weighted average exercise price, Outstanding		$ 0.17	$ 0.21
Number of warrants, Exercisable		12,904,050
Weighted average exercise price per share, Exercisable	$ 0.10	$ 0.10
Weighted average exercise price per share, Outstanding	0.17
Weighted average exercise price per share, Issued
Weighted average exercise price per share, Expired	1.35
Weighted average exercise price per share, Exercised
Weighted average exercise price per share, Outstanding	$ 0.16	$ 0.17
Number of warrants, Exercisable	14,712,132